Summary of Significant Accounting Policies (Details 5) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Total cost of revenue	$ 126,064	$ 103,290	$ 342,075	$ 171,641
Consulting and advisory - related party [Member]
Total cost of revenue	5,800	5,900	16,200	26,700
Royalty and sales commission - related party [Member]
Total cost of revenue	20,456	17,471	83,192	23,836
Cost of inventory
Total cost of revenue	98,637	79,919	233,362	110,680
Freight and shipping
Total cost of revenue	$ 1,171	$ 0	$ 9,321	$ 10,425